Related Party Transaction and Balance	12 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
Related Party Transaction and Balance

15. Related Party Transaction and Balance

a. Nature of relationships with related parties

Name	Relationship with the Company
Flywheel Financial Strategy (Hong Kong) Company Limited	Under significant influence of Mr. Wong Ka Ki, who is the sole director of QBS Pty and one of the substantial shareholders of Mericorn Company Limited until January 21, 2026
Mericorn Company Limited	Shareholder of the Company
QBS Group Limited	Under significant influence of Mr. Wong Chi Fung, who is the sole director of QBS System, ceased to be a related party effective May 29, 2025
Wong Chi Fung	Former director of QBS System, resigned as a director effective May 29, 2025
Wong Ka Ki	The sole director of QBS Pty and one of the substantial shareholders of Mericorn Company Limited until January 21, 2026, appointed as a director of QBS System effective December 22, 2024

b. Transactions with related parties

		For the Years Ended September 30,
Name	Nature	2025	2024	2023
Flywheel Financial Strategy (Hong Kong) Company Limited(1)	Revenues	$-	$-	$30,028

Wong Ka Ki(2)	Proceeds from disposal of a subsidiary	$-	$6,737	$-

(1)	The amount for the year ended September 30, 2023 represented revenues from IoT Integration Solution Services.
(2)	The amount for the year ended September 30, 2024 represented the proceeds of disposal of 100% shares in QBS Pty to Mr. Wong Ka Ki at a consideration of AUD10,000 (equivalent to $6,737) on July 8, 2024.

c. Balance with related parties

		As of September 30,
Name	Nature	2025	2024
QBS Group Limited(1)	Amounts due to related parties	$-	$102,922
Wong Chi Fung(1)	Amounts due to related parties	-	659,585
Wong Ka Ki(1)	Amounts due to related parties	117,360	97,280
		$117,360	$859,787

(1)	The balances as of September 30, 2025 and 2024 represented advances from a related company and directors for the Company’s operational purposes. The balances were unsecured, non-interest bearing and repayable on demand. As of the date these financial statements were issued, the balances have not been settled.

MEGA FORTUNE COMPANY LIMITED

Notes to Consolidated Financial Statements

For the Years Ended September 30, 2025 and 2024